Cash Flow Detail - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 310	€ 842	€ 564
Payments on investments in property, plant and equipment and intangible assets	(6,161)	(6,350)	(6,728)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets	(5,851)	(5,508)	(6,164)
Spectrum license payments	128	27	999
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of geographical areas [line items]
Spectrum license payments	97	11
Telefónica de España, S.A.U. Telecommunications service provider
Disclosure of geographical areas [line items]
Spectrum license payments	€ 20	€ 8
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Spectrum license payments			521
Telefónica Spain
Disclosure of geographical areas [line items]
Spectrum license payments			343
Telefonica Chile
Disclosure of geographical areas [line items]
Spectrum license payments			€ 131